Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37723
Entity Registrant Name	ENEL CHILE S.A.
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Roger de Flor 2725, Tower 2
Entity Address, Address Line Two	Floor 19, Las Condes
Entity Address, Postal Zip Code	83300998
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Common Stock, Shares Outstanding	69,166,557,219
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Name	KPMG Auditores Consultores Ltda.
Auditor Firm ID	1273
Auditor Location	Santiago, Chile
Entity Central Index Key	0001659939
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depositary Shares [Member]
Document and Entity Information
Title of 12(b) Security	American Depositary Shares Representing Common Stock
Trading Symbol	ENIC
Security Exchange Name	NYSE
Ordinary shares [member]
Document and Entity Information
Title of 12(b) Security	Common Stock, no par value *
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Notes Payable [Member]
Document and Entity Information
Title of 12(b) Security	US$ 1,000,000,000 4.875% Notes due June 12, 2028
Trading Symbol	ENIC28
Security Exchange Name	NYSE
Business Contact [Member]
Document and Entity Information
Entity Address, Address Line One	Roger de Flor 2725
Entity Address, Address Line Two	Tower 2, Floor 17, Las Condes
Entity Address, Postal Zip Code	83300998
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Contact Personnel Name	Isabela Klemes
Country Region	56
City Area Code	2
Local Phone Number	26309000
Contact Personnel Email Address	ir.enelchile@enel.com